E. LOANS, Payment Modification (Details) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($) Contract
Number of Contracts | Contract	1
Pre-modification Recorded Investment	$ 474
Post-modification Recorded Investment	$ 474
Real Estate 1 to 4 family
Number of Contracts | Contract	1
Pre-modification Recorded Investment	$ 474
Post-modification Recorded Investment	$ 474